Interest Incurred Recognized Related to Long-term PRC Notes (Detail) (Long-term Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt
Debt Instrument [Line Items]
Contractual interest incurred	$ 5,478	$ 5,492
Amortization of debt issuance costs	0	251
Total interest incurred	$ 5,478	$ 5,743
Effective interest rate	7.00%	7.00%